INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Rollforward of net balance of deferred income tax
Beginning balance	R$ 1,555,165	R$ (1,029,135)
Business combination with Fibria		1,034,842
Tax loss	172,211	270,559
Tax loss carryforwards	79,884	139,719
(Reversal)/provision for judicial liabilities	(9,624)	31,262
Operating provisions and other losses	(6,297)	(21,757)
Exchange rate variation	5,416,444	552,421
Derivative losses	3,059,597	319,860
Fair value adjustment on business combination - Amortization	15,879	699,527
Unrealized profit on inventories	63,918	65,492
Lease	308,625	(3,274)
Tax benefit on unamortized goodwill	(134,250)	(203,696)
Property, plant and equipment - Deemed cost	19,118	46,359
Accelerated depreciation	44,465	82,982
Borrowing cost	(13,522)	44,727
Fair value of biological assets	(70,166)	(60,778)
Tax provision on results of subsidiaries abroad	(121,666)	(351,485)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)		(43,559)
Other temporary differences	(489)	(18,901)
Ending balance	R$ 10,379,292	R$ 1,555,165